Loans - Balances Of Commercial Loan Portfolio Classes, Disaggregated By PD Grade (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Allowance		$ 180,424	$ 189,555	$ 202,068	$ 210,242
Total loans collectively evaluated for impairment		27,204,542	27,219,667	19,243,664
Total loans individually evaluated for impairment		240,533	259,713	298,778
Purchased credit-impaired loans		90,457	179,549	47,078
Allowance - collectively evaluated for impairment		147,573	144,620	155,527
Allowance - individually evaluated for impairment		28,814	41,767	45,818
Allowance - purchased credit-impaired loans		4,037	3,168	723
Gain on sale of TRUPs loans		$ 3,777	$ 0	0
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percent of total commercial loans (percent)		100.00%	100.00%
Loans and Leases Receivable, Allowance		$ 130,258	$ 126,638
Total loans collectively evaluated for impairment		20,437,747	20,091,018
Total loans individually evaluated for impairment		50,558	45,431
Purchased credit-impaired loans		56,893	135,519
Total commercial loans		$ 20,545,198	$ 20,271,968
Percent of loan collectively evaluated for impairment (percent)		100.00%	99.00%
Percent of loan individually evaluated for impairment (percent)		0.00%	0.00%
Percent of loan purchased-credit impaired (percent)		0.00%	1.00%
Allowance - collectively evaluated for impairment		$ 126,361	$ 117,649
Allowance - individually evaluated for impairment		1,074	6,176
Allowance - purchased credit-impaired loans		2,823	2,813
Commercial Loan P D Grade One | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 622,763	$ 538,744
Percent of total commercial loans (percent)		3.00%	3.00%
Loans and Leases Receivable, Allowance		$ 100	$ 70
Commercial Loan P D Grade Two | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 837,493	$ 879,502
Percent of total commercial loans (percent)		4.00%	4.00%
Loans and Leases Receivable, Allowance		$ 274	$ 339
Commercial Loan P D Grade Three | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 1,789,074	$ 1,445,319
Percent of total commercial loans (percent)		9.00%	7.00%
Loans and Leases Receivable, Allowance		$ 315	$ 272
Commercial Loan P D Grade Four | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 2,224,417	$ 1,898,712
Percent of total commercial loans (percent)		11.00%	9.00%
Loans and Leases Receivable, Allowance		$ 686	$ 854
Commercial Loan P D Grade Five | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 3,088,258	$ 2,208,347
Percent of total commercial loans (percent)		15.00%	11.00%
Loans and Leases Receivable, Allowance		$ 8,919	$ 7,355
Commercial Loan P D Grade Six | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 2,824,473	$ 2,463,301
Percent of total commercial loans (percent)		14.00%	12.00%
Loans and Leases Receivable, Allowance		$ 8,141	$ 10,495
Commercial Loan P D Grade Seven | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 3,363,877	$ 2,869,430
Percent of total commercial loans (percent)		16.00%	14.00%
Loans and Leases Receivable, Allowance		$ 16,906	$ 13,490
Commercial Loan P D Grade Eight | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 1,676,558	$ 1,376,652
Percent of total commercial loans (percent)		8.00%	7.00%
Loans and Leases Receivable, Allowance		$ 18,545	$ 21,831
Commercial Loan P D Grade Nine | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 2,099,294	$ 4,396,420
Percent of total commercial loans (percent)		10.00%	22.00%
Loans and Leases Receivable, Allowance		$ 15,454	$ 9,804
Commercial Loan P D Grade Ten | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 587,305	$ 421,424
Percent of total commercial loans (percent)		3.00%	2.00%
Loans and Leases Receivable, Allowance		$ 8,675	$ 8,808
Commercial Loan P D Grade Eleven | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 379,741	$ 261,103
Percent of total commercial loans (percent)		2.00%	1.00%
Loans and Leases Receivable, Allowance		$ 7,973	$ 6,784
Commercial Loan P D Grade Twelve | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 342,537	$ 573,366
Percent of total commercial loans (percent)		2.00%	3.00%
Loans and Leases Receivable, Allowance		$ 6,972	$ 5,882
Commercial Loan P D Grade Thirteen | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 347,432	$ 522,436
Percent of total commercial loans (percent)		2.00%	3.00%
Loans and Leases Receivable, Allowance		$ 10,094	$ 7,265
Commercial Loan P D Grade Fourteen Fifteen Sixteen | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 254,525	$ 236,262
Percent of total commercial loans (percent)		1.00%	1.00%
Loans and Leases Receivable, Allowance		$ 23,307	$ 24,400
C&I | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Allowance		98,947	98,211	89,398	73,637
Total loans collectively evaluated for impairment		16,424,006	15,909,110	12,059,593
Total loans individually evaluated for impairment		48,592	43,024	47,962
Purchased credit-impaired loans		41,730	105,139	40,532
Allowance - collectively evaluated for impairment		95,050	89,358	85,015
Allowance - individually evaluated for impairment		1,074	6,044	4,219
Allowance - purchased credit-impaired loans		2,823	2,809	164
C&I | General C&I | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment		14,152,795	13,511,033
Total loans individually evaluated for impairment		45,704	39,957
Purchased credit-impaired loans		41,730	99,407
Total commercial loans		14,240,229	13,650,397
C&I | Loans to Mortgage Companies | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment		2,023,746	2,099,961
Total loans individually evaluated for impairment		0	0
Purchased credit-impaired loans		0	0
Total commercial loans		2,023,746	2,099,961
C&I | TRUPs | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment		247,465	303,848
Total loans individually evaluated for impairment		2,888	3,067
Purchased credit-impaired loans		0	0
Total commercial loans		250,353	306,915
Valuation allowance		$ 20,200	$ 25,500
Highest internal grade		13	13
Gain on sale of TRUPs loans	$ 3,800
Financing receivable, sold	55,500	$ 3,000
Financing receivable sold, allowance	$ 5,000	300
C&I | Commercial Loan P D Grade One | General C&I | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		610,177	$ 536,244
C&I | Commercial Loan P D Grade One | Loans to Mortgage Companies | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
C&I | Commercial Loan P D Grade One | TRUPs | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
C&I | Commercial Loan P D Grade Two | General C&I | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		835,776	877,635
C&I | Commercial Loan P D Grade Two | Loans to Mortgage Companies | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
C&I | Commercial Loan P D Grade Two | TRUPs | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
C&I | Commercial Loan P D Grade Three | General C&I | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		782,362	582,224
C&I | Commercial Loan P D Grade Three | Loans to Mortgage Companies | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		716,971	652,982
C&I | Commercial Loan P D Grade Three | TRUPs | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
C&I | Commercial Loan P D Grade Four | General C&I | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,223,092	959,581
C&I | Commercial Loan P D Grade Four | Loans to Mortgage Companies | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		394,862	629,432
C&I | Commercial Loan P D Grade Four | TRUPs | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		43,220	0
C&I | Commercial Loan P D Grade Five | General C&I | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,920,034	1,461,632
C&I | Commercial Loan P D Grade Five | Loans to Mortgage Companies | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		277,814	328,477
C&I | Commercial Loan P D Grade Five | TRUPs | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		77,751	0
C&I | Commercial Loan P D Grade Six | General C&I | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,722,136	1,668,247
C&I | Commercial Loan P D Grade Six | Loans to Mortgage Companies | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		365,341	335,169
C&I | Commercial Loan P D Grade Six | TRUPs | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		45,609	0
C&I | Commercial Loan P D Grade Seven | General C&I | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		2,690,784	2,257,400
C&I | Commercial Loan P D Grade Seven | Loans to Mortgage Companies | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		96,603	47,720
C&I | Commercial Loan P D Grade Seven | TRUPs | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		11,446	0
C&I | Commercial Loan P D Grade Eight | General C&I | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,337,113	1,092,994
C&I | Commercial Loan P D Grade Eight | Loans to Mortgage Companies | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		53,224	35,266
C&I | Commercial Loan P D Grade Eight | TRUPs | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
C&I | Commercial Loan P D Grade Nine | General C&I | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,472,852	2,633,854
C&I | Commercial Loan P D Grade Nine | Loans to Mortgage Companies | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		96,292	70,915
C&I | Commercial Loan P D Grade Nine | TRUPs | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		45,117	0
C&I | Commercial Loan P D Grade Ten | General C&I | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		490,795	373,537
C&I | Commercial Loan P D Grade Ten | Loans to Mortgage Companies | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		13,260	0
C&I | Commercial Loan P D Grade Ten | TRUPs | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		18,536	0
C&I | Commercial Loan P D Grade Eleven | General C&I | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		311,967	226,382
C&I | Commercial Loan P D Grade Eleven | Loans to Mortgage Companies | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
C&I | Commercial Loan P D Grade Eleven | TRUPs | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
C&I | Commercial Loan P D Grade Twelve | General C&I | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		244,867	409,838
C&I | Commercial Loan P D Grade Twelve | Loans to Mortgage Companies | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		9,379	0
C&I | Commercial Loan P D Grade Twelve | TRUPs | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
C&I | Commercial Loan P D Grade Thirteen | General C&I | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		285,987	202,613
C&I | Commercial Loan P D Grade Thirteen | Loans to Mortgage Companies | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
C&I | Commercial Loan P D Grade Thirteen | TRUPs | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		5,786	303,848
C&I | Commercial Loan P D Grade Fourteen Fifteen Sixteen | General C&I | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		224,853	228,852
C&I | Commercial Loan P D Grade Fourteen Fifteen Sixteen | Loans to Mortgage Companies | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
C&I | Commercial Loan P D Grade Fourteen Fifteen Sixteen | TRUPs | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial real estate | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Allowance		31,311	28,427	33,852	$ 25,159
Total loans collectively evaluated for impairment		4,013,741	4,181,908	2,127,481
Total loans individually evaluated for impairment		1,966	2,407	3,124
Purchased credit-impaired loans		15,163	30,380	4,918
Allowance - collectively evaluated for impairment		31,311	28,291	33,503
Allowance - individually evaluated for impairment		0	132	194
Allowance - purchased credit-impaired loans		0	4	$ 155
Commercial real estate | Income CRE | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment		3,877,848	4,077,337
Total loans individually evaluated for impairment		1,966	1,612
Purchased credit-impaired loans		12,730	31,615
Total commercial loans		3,892,544	4,110,564
Commercial real estate | Residential C R E | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment		135,893	98,839
Total loans individually evaluated for impairment		0	795
Purchased credit-impaired loans		2,433	4,497
Total commercial loans		138,326	104,131
Commercial real estate | Commercial Loan P D Grade One | Income CRE | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		12,586	2,500
Commercial real estate | Commercial Loan P D Grade One | Residential C R E | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial real estate | Commercial Loan P D Grade Two | Income CRE | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,688	1,798
Commercial real estate | Commercial Loan P D Grade Two | Residential C R E | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		29	69
Commercial real estate | Commercial Loan P D Grade Three | Income CRE | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		289,594	210,073
Commercial real estate | Commercial Loan P D Grade Three | Residential C R E | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		147	40
Commercial real estate | Commercial Loan P D Grade Four | Income CRE | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		563,243	309,699
Commercial real estate | Commercial Loan P D Grade Four | Residential C R E | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial real estate | Commercial Loan P D Grade Five | Income CRE | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		798,509	415,764
Commercial real estate | Commercial Loan P D Grade Five | Residential C R E | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		14,150	2,474
Commercial real estate | Commercial Loan P D Grade Six | Income CRE | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		657,628	456,706
Commercial real estate | Commercial Loan P D Grade Six | Residential C R E | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		33,759	3,179
Commercial real estate | Commercial Loan P D Grade Seven | Income CRE | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		538,909	554,590
Commercial real estate | Commercial Loan P D Grade Seven | Residential C R E | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		26,135	9,720
Commercial real estate | Commercial Loan P D Grade Eight | Income CRE | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		265,901	241,938
Commercial real estate | Commercial Loan P D Grade Eight | Residential C R E | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		20,320	6,454
Commercial real estate | Commercial Loan P D Grade Nine | Income CRE | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		455,184	1,630,176
Commercial real estate | Commercial Loan P D Grade Nine | Residential C R E | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		29,849	61,475
Commercial real estate | Commercial Loan P D Grade Ten | Income CRE | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		60,803	43,297
Commercial real estate | Commercial Loan P D Grade Ten | Residential C R E | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		3,911	4,590
Commercial real estate | Commercial Loan P D Grade Eleven | Income CRE | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		66,986	31,785
Commercial real estate | Commercial Loan P D Grade Eleven | Residential C R E | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		788	2,936
Commercial real estate | Commercial Loan P D Grade Twelve | Income CRE | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		82,574	156,717
Commercial real estate | Commercial Loan P D Grade Twelve | Residential C R E | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		5,717	6,811
Commercial real estate | Commercial Loan P D Grade Thirteen | Income CRE | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		55,408	15,707
Commercial real estate | Commercial Loan P D Grade Thirteen | Residential C R E | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		251	268
Commercial real estate | Commercial Loan P D Grade Fourteen Fifteen Sixteen | Income CRE | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		28,835	6,587
Commercial real estate | Commercial Loan P D Grade Fourteen Fifteen Sixteen | Residential C R E | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 837	$ 823